TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
TRADING ASSETS AND LIABILITIES
Total trading assets and liabilities net	$ 8,151,230	$ 6,393,007